Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue
Schedule of revenue, disaggregated based on the source of cash flow (restaurant or consumer) and type of fee

Revenue, disaggregated according to whether it is order-driven or ancillary in nature, is as follows:

€ millions	2021	2020	2019
Order-driven revenue	4,314	1,975	410
Ancillary revenue	181	67	6
Revenue	4,495	2,042	416